Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Depreciation And Amortization Expense [Abstract]
Summary of Depreciation and Amortization

Depreciation and amortization for the years ended December 31, 2017, 2018 and 2019 were comprised of the following:

	2017		2018		2019
Depreciation	Ps.	324,460	Ps.	400,205	Ps.	446,517
Amortization		1,119,102		1,169,432		1,329,620
	Ps.	1,443,562	Ps.	1,569,637	Ps.	1,776,137